Item 1. Schedule of Investments:
--------------------------------
Putnam Florida Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8-31-04



Putnam Florida Tax Exempt Income Fund
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The fund's portfolio
August 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

   AMBAC -- AMBAC Indemnity Corporation
   COP -- Certificate of Participation
   FGIC -- Financial Guaranty Insurance Company
   FSA -- Financial Security Assurance
   GNMA Coll. -- Government National Mortgage Association Collateralized
   G.O. Bonds -- General Obligation Bonds
   MBIA -- MBIA Insurance Company
   PSFG -- Permanent School Fund Guaranteed
   U.S. Govt. Coll. -- U.S. Government Collateralized
   VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (98.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
California (2.9%)
-----------------------------------------------------------------------------------------------------------
       $875,000  CA Statewide Cmnty., Dev. Auth. Apt.
                 Dev. Rev. Bonds (Irvine Apt. Cmnty.),
                 Ser. A-3, 5.1s, 5/15/25                                          Baa2             $920,938
      1,500,000  Golden State Tobacco Securitization
                 Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38                         Baa2            1,552,500
      3,000,000  Poway, Redev. Agcy. Tax Alloc. Bonds
                 (Paguay Redev.), Ser. A, MBIA, 5 1/4s,
                 6/15/21                                                          Aaa             3,236,250
                                                                                              -------------
                                                                                                  5,709,688
Florida (83.2%)
-----------------------------------------------------------------------------------------------------------
      4,500,000  Alachua Cnty., Hlth. Fac. Auth.
                 Continuing Care VRDN (Oak Hammock U.),
                 Ser. A, 1.35s, 10/1/32                                           VMIG1           4,500,000
                 Brevard Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Courtenay Springs)
      2,000,000  7 3/4s, 11/15/17                                                 AAA/P           2,066,560
      2,345,000  7 1/2s, 11/15/09                                                 AAA/P           2,421,869
      3,500,000  Broward Cnty., Resource Recvy. Rev.
                 Bonds (Wheelabrator), Ser. A, 5s,
                 12/1/06                                                          AA-             3,718,750
        300,000  Cap. Region Cmnty., Dev. Dist. Special
                 Assmt. Rev. Bonds (Cap. Impt.), Ser. B,
                 5.95s, 5/1/06                                                    BB-/P             304,125
        500,000  Cap. Trust Agcy. Multi-Fam. Rev. Bonds
                 (American Opportunity-Senior), Ser. A, 5
                 7/8s, 12/1/38                                                    Baa1              477,500
        750,000  CFM Cmnty., Dev. Dist. Rev. Bonds (Cap.
                 Impt.), Ser. B, 5 7/8s, 5/1/14                                   BB-/P             762,188
      3,000,000  Coral Gables, Hlth. Fac. Auth. Hosp.
                 Rev. Bonds (Baptist Hlth.), FSA, 5s,
                 8/15/29                                                          Aaa             3,048,750
      2,050,000  Deltona, Util. Syst. Rev. Bonds, MBIA, 5
                 1/4s, 10/1/16                                                    Aaa             2,290,875
        800,000  Double Branch Cmnty., Dev. Dist. Special
                 Assmt. Rev. Bonds, Ser. B-1, 5.6s,
                 5/1/07                                                           BB-/P             818,000
                 Escambia Cnty., Hlth. Fac. Auth. Rev.
                 Bonds
      2,750,000  (Ascension Hlth. Credit), Ser. A-1,
                 AMBAC, U.S. Govt. Coll., 5 3/4s,
                 11/15/29                                                         Aaa             3,155,625
      1,500,000  (Baptist Hosp. & Baptist Manor), 5 1/8s,
                 10/1/19                                                          A3              1,501,875
      3,250,000  Escambia Cnty., Poll. Control Rev. Bonds
                 (Champion Intl. Corp.), 6.9s, 8/1/22                             Baa2            3,331,900
      1,300,000  Fishhawk Cmnty., Dev. Dist. II Rev.
                 Bonds, Ser. B, 5s, 11/1/07                                       BB-/P           1,311,375
      3,210,000  FL Hsg. Fin. Corp. Rev. Bonds (Noah's
                 Landing Apts.), Ser. H-1, FSA, 5 3/8s,
                 12/1/41                                                          Aaa             3,262,163
      2,205,000  FL State Board of Ed. G.O. Bonds (Pub.
                 Ed.), Ser. D, 5s, 6/1/19                                         AA+             2,384,156
      2,000,000  FL State Mid-Bay Bridge Auth. Rev.
                 Bonds, Ser. A, 6.05s, 10/1/22                                    BBB/P           2,060,000
      1,100,000  Fleming Island Plantation Cmnty., Dev.
                 Dist. Special Assmt. Rev. Bonds, Ser. B,
                 7 3/8s, 5/1/31                                                   BB/P            1,188,000
        500,000  Gateway Svcs. Cmnty., Dev. Dist. Special
                 Assmt. Bonds (Stoneybrook), 5 1/2s,
                 7/1/08                                                           BB-/P             512,500
      2,000,000  Halifax, Hosp. Med. Ctr. Rev. Bonds,
                 Ser. A, 7 1/4s, 10/1/29                                          BBB/P           2,160,000
      3,000,000  Highlands Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Adventist Hlth. Sunbelt Hosp.),
                 3.35s, 11/15/32                                                  A2              3,039,090
      3,000,000  Hillsborough Cnty., Cmnty. Invt. Tax
                 Rev. Bonds, AMBAC, 5s, 5/1/24                                    Aaa             3,142,500
      2,145,000  Hillsborough Cnty., Indl. Dev. Auth.
                 Poll. Control Rev. Bonds (Tampa Elec.
                 Co.), 6 1/4s, 12/1/34                                            Baa2            2,192,748
                 Jea, Wtr. & Swr. Syst. Rev. Bonds, Ser.
                 A, FGIC
      1,000,000  5s, 10/1/21                                                      Aaa             1,056,250
      1,000,000  5s, 10/1/20                                                      Aaa             1,068,750
      2,270,000  Kissimmee, Util. Auth. Rev. Bonds, FSA,
                 5 1/4s, 10/1/18                                                  Aaa             2,511,188
                 Lee Cnty., Indl. Dev. Auth. Hlth. Care
                 Fac. Rev. Bonds
      1,500,000  (Cypress Cove Hlth. Pk.), Ser. A, 6
                 3/8s, 10/1/25                                                    BB-/P           1,492,500
      2,500,000  (Shell Point Village), Ser. A, 5 1/2s,
                 11/15/29                                                         BBB-            2,393,750
      7,000,000  Lee Cnty., Solid Waste Syst. Rev. Bonds,
                 MBIA, 5s, 10/1/06                                                Aaa             7,385,000
      1,600,000  Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5
                 1/4s, 10/1/27                                                    Aaa             1,690,000
                 Maple Ridge Cmnty., Dev. Dist. Special
                 Assmt. Bonds, Ser. B
        700,000  6.15s, 11/1/04                                                   BBB-/P            700,889
      2,300,000  6.15s, 11/1/04 (Prerefunded)                                     Aaa             2,318,975
                 Martin Cnty., Util. Syst. Rev. Bonds,
                 AMBAC
      1,305,000  5 1/4s, 10/1/20                                                  Aaa             1,435,500
      1,240,000  5 1/4s, 10/1/19                                                  Aaa             1,368,650
        600,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), Ser. A,
                 6.8s, 11/15/31                                                   BB                620,250
      3,000,000  Miami-Dade Cnty., Expressway Auth. Toll
                 Syst. Rev. Bonds, Ser. B, FGIC, 5 1/4s,
                 7/1/26                                                           Aaa             3,176,250
        500,000  Middle Village Cmnty., Dev. Dist.
                 Special Assmt. Bonds, Ser. A, 5.8s,
                 5/1/22                                                           BB-/P             505,625
      2,500,000  North Broward, Hosp. Dist. Rev. Bonds,
                 6s, 1/15/31                                                      A3              2,625,000
      1,000,000  Oakstead Cmnty., Dev. Dist. Cap. Impt.
                 Rev. Bonds, Ser. A, 7.2s, 5/1/32                                 BB/P            1,060,000
        750,000  Okeechobee Cnty., Solid Waste Rev. Bonds
                 (Waste Management/Landfill), Ser. A,
                 4.2s, 7/1/39                                                     BBB               757,500
                 Orange Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Orlando Regl. Hlth. Care)
      3,000,000  MBIA, 6 1/4s, 10/1/18                                            Aaa             3,652,500
      2,000,000  5 3/4s, 12/1/32                                                  A2              2,075,000
      3,720,000  Orange Cnty., School Board COP, Ser. A,
                 MBIA, 5 3/8s, 8/1/22                                             Aaa             4,050,150
      3,960,000  Orange Cnty., Tourist Dev. Tax Rev.
                 Bonds, Ser. A, AMBAC, 4s, 10/1/05                                Aaa             4,064,544
      5,950,000  Orlando, Util. Comm. Wtr. & Elec. Rev.
                 Bonds, Ser. D, 6 3/4s, 10/1/17                                   AA1             7,430,063
        878,000  Osceola Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Cmnty. Provider Pooled Loan
                 Program), Ser. A, FSA, 7 3/4s, 7/1/10                            Aaa               881,468
      8,200,000  Osceola Cnty., Trans. Rev. Bonds
                 (Osceola Pwy.), MBIA, 5s, 4/1/20                                 Aaa             8,794,500
                 Palm Coast, Util. Syst. Rev. Bonds, MBIA
      1,000,000  5s, 10/1/24                                                      AAA             1,038,750
      1,000,000  5s, 10/1/23                                                      Aaa             1,045,000
      2,235,000  Pasco Cnty., School Board COP, Ser. A,
                 AMBAC, 5s, 8/1/24                                                Aaa             2,324,400
      3,000,000  Polk Cnty., Trans. Impt. Rev. Bonds,
                 FSA, 5s, 12/1/25                                                 Aaa             3,303,750
      7,230,000  Port Everglades, Auth. Rev. Bonds, U.S.
                 Govt. Coll., 7 1/8s, 11/1/16                                     Aaa             9,064,613
                 Sarasota Cnty., Pub. Hosp. Board Rev.
                 Bonds (Sarasota Memorial Hosp.), Ser. B,
                 MBIA
      2,000,000  5 1/4s, 7/1/16                                                   Aaa             2,257,500
      2,000,000  5 1/4s, 7/1/15                                                   Aaa             2,252,500
      2,640,000  SCA Tax Exempt Trust Multi-Fam. Mtge.
                 Rev. Bonds (Lee Cnty. Hsg. Fin.), Ser.
                 A-1, FSA, 7.05s, 1/1/30                                          Aaa             2,709,062
                 Seminole Cnty., School Board COP, Ser.
                 B, FSA
      2,425,000  5s, 7/1/18                                                       Aaa             2,615,969
      2,160,000  5s, 7/1/17                                                       Aaa             2,349,000
      2,000,000  South Miami, Hlth. Fac. Auth. Rev. Bonds
                 (Baptist Hlth.), 5 1/4s, 11/15/33                                Aa3             2,032,500
      4,300,000  St. Lucie Cnty., School Board COP, Ser.
                 A, FSA, 5s, 7/1/23                                               Aaa             4,477,370
        250,000  Sterling Hill Cmnty., Dev. Dist. Rev.
                 Bonds, Ser. B, 5 1/2s, 11/1/10                                   BB-               253,438
      4,800,000  Sumter Cnty., School Dist. Rev. Bonds
                 (Multi Dist. Loan Program), FSA, 7.15s,
                 11/1/15                                                          Aaa             6,300,000
      5,995,000  Sunrise, Util. Syst. Rev. Bonds, AMBAC,
                 5.2s, 10/1/22                                                    Aaa             6,609,488
      3,000,000  Tampa, Hosp. Rev. Bonds (H. Lee Moffit
                 Cancer & Research Inst.), Ser. A, 5
                 3/4s, 7/1/29                                                     A               3,086,250
        985,000  Verandah West Cmnty., Dev. Dist. Rev.
                 Bonds (Cap. Impt.), Ser. A, 6 5/8s,
                 5/1/33                                                           BB-/P           1,018,244
        685,000  Waterlefe Cmnty., Dev. Dist. Rev. Bonds
                 (Cap. Impt.), Ser. B, 6 1/4s, 5/1/10                             BB/P              696,988
                                                                                              -------------
                                                                                                166,199,673
Louisiana (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,750,000  LA Local Govt. Env. Fac. Cmnty. Dev.
                 Auth. Rev. Bonds (Cypress Apts.), Class
                 A, GNMA Coll., 5 1/2s, 4/20/38                                   Aaa             1,857,188
        560,000  LA Pub. Fac. Auth. Hosp. Rev. Bonds
                 (Lake Charles Memorial Hosp.), 8 5/8s,
                 12/1/30                                                          CCC/P             448,700
                                                                                              -------------
                                                                                                  2,305,888
Massachusetts (1.2%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Winchester Hosp.), Ser. E, 6
                 3/4s, 7/1/30                                                     BBB             2,387,500

Minnesota (0.5%)
-----------------------------------------------------------------------------------------------------------
        875,000  MN Agricultural & Econ. Dev. Board Rev.
                 Bonds (Evangelical Lutheran), 6s, 2/1/27                         A3                917,656

New Jersey (0.9%)
-----------------------------------------------------------------------------------------------------------
      1,850,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 4 3/8s, 6/1/19                                            BBB             1,776,000

Puerto Rico (5.6%)
-----------------------------------------------------------------------------------------------------------
        265,000  Children's Trust Fund Tobacco Settlement
                 Rev. Bonds, 5 3/8s, 5/15/33                                      BBB               240,819
      5,950,000  Cmnwlth. of PR, Muni. Fin. Agcy. Rev.
                 Bonds, Ser. A, FSA, 6s, 7/1/12                                   Aaa             7,095,375
      3,800,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Fin. Auth. Rev. Bonds
                 (Auxilio Mutuo Obligation Group), Ser.
                 A, MBIA, 6 1/4s, 7/1/16                                          Aaa             3,930,948
                                                                                              -------------
                                                                                                 11,267,142
South Carolina (1.1%)
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      2,000,000  Florence Cnty., Hosp. Rev. Bonds (McLeod
                 Regl. Med. Ctr.), Ser. A, FSA, 5 1/4s,
                 11/1/23                                                          Aaa             2,137,500

Texas (1.5%)
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      3,000,000  Dallas, Indpt. School Dist. G.O. Bonds
                 (School Bldg.), PSFG, 5s, 2/15/24                                Aaa             3,078,750
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                 Total Investments (cost $186,045,606) (b)                                     $195,779,797
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      NOTES

  (a) Percentages indicated are based on net assets of $199,730,642.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $186,045,606, resulting in gross unrealized appreciation and depreciation of $10,354,601 and $620,410, respectively, or net unrealized appreciation of $9,734,191.

      The rates shown on VRDN are the current interest rates at August 31, 2004.

      The fund had the following industry group concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      Health care       25.8%
      Water & sewer     10.3

      The fund had the following insurance concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      FSA               20.4%
      MBIA              20.0
      AMBAC             11.1

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees.
      Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's
      Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004